Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Condition
Held to maturity, Market value (in dollars)	$ 2,400	$ 2,400
Available for sale, Amortized cost (in dollars)	4,914,428	5,372,594
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00
Common shares, Authorized shares	275,000,000	275,000,000
Common shares, issued shares	95,783,977	95,743,592
Accumulated other comprehensive income, comprehensive loss related to other-than-temporary impairment for non-credit related issues (in dollars)	$ (4,881)	$ (5,646)
Treasury, shares	29,324,567	28,537,180